Finance Liabilities (Analysis of Finance Liabilities on Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance Liabilities
Total finance liabilities	$ 142,370
Finance liabilities, net of deferred financing costs	140,931
Less: Current finance liabilities, net of deferred financing costs, current	(8,802)	$ 0
Finance liabilities, excluding current maturities	132,129	0
Lessee Lease Description [Line Items]
Less: Deferred financing costs	(7,609)	$ (8,168)
Finance Liabilities [Member]
Lessee Lease Description [Line Items]
Less: Deferred financing costs	$ (1,439)